Property, Plant and Equipment - Disclosure of Gold Resource Value Assumptions (Details) - $ / oz	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
South Africa | Surface resources
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	30.00	30.00
Indicated	17.50	17.50
Inferred	8.00	8.00
South Africa | Underground resources
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	16.50	16.50	25.00
Indicated	9.00	9.00	8.00
Inferred	3.60	3.60	2.80
Hidden Valley | Surface resources
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Indicated	9.00	9.00	8.00